Summary of Significant Accounting Policies (Details 1)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential dilutive securities not included in loss per share	5,573,480	3,423,480	5,573,480	3,423,480	3,423,476	3,624,710
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential dilutive securities not included in loss per share	5,073,480	2,673,480	5,073,480	2,673,480	2,673,476	2,874,710
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential dilutive securities not included in loss per share	500,000	750,000	500,000	750,000	750,000	750,000